REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE
Schedule of Net revenue

	Years ended December 31,
	2020	2021	2022

Colocation services	4,710,923	6,514,268	7,943,268
Managed service and others	1,005,945	1,300,136	1,374,623
Service revenue	5,716,868	7,814,404	9,317,891
Equipment sales	22,104	4,277	7,740
Total	5,738,972	7,818,681	9,325,631